UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

July 31, 2013 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $4,167,461,821 and the Fund owned 90.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

July 31, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.0%
Bombardier, Inc., 6.125%, 1/15/23(1)	$3,915	$4,022,663
GenCorp, Inc., 7.125%, 3/15/21(1)	8,485	8,994,100
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	7,245	8,005,725
TransDigm, Inc., 7.75%, 12/15/18	23,210	24,863,712

		$45,886,200

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	$9,892	$10,658,630
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	17,829,713
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,665,842
General Motors Financial Co., Inc., 2.75%, 5/15/16(1)	1,040	1,038,050
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	1,780	1,744,400
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	5,930	5,707,625
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	1,955	2,060,081
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,331,200
Navistar International Corp., 8.25%, 11/1/21	17,470	17,950,425
Schaeffler Finance BV, 4.75%, 5/15/21(1)	6,560	6,396,000
Schaeffler Holding Finance BV, 6.875%, 8/15/18(1)(2)	10,900	11,172,500
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	1,817	1,989,615
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	1,094	1,158,283

		$88,702,364

Banks & Thrifts — 1.3%
Ally Financial, Inc., 0.00%, 6/15/15	$9,580	$8,897,425
Ally Financial, Inc., 2.475%, 12/1/14(3)	3,405	3,417,210
Ally Financial, Inc., 3.50%, 7/18/16	2,740	2,762,682
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,328,397
Ally Financial, Inc., 6.25%, 12/1/17	13,360	14,529,895
Ally Financial, Inc., 8.00%, 11/1/31	9,320	11,323,800

		$58,259,409

Broadcasting — 1.0%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,577,000
AMC Networks, Inc., 7.75%, 7/15/21	3,920	4,410,000
Clear Channel Communications, Inc., 11.25%, 3/1/21	8,375	8,982,187
Crown Media Holdings, Inc., 10.50%, 7/15/19	3,385	3,799,663
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,732,187
Univision Communications, Inc., 5.125%, 5/15/23(1)	10,700	10,539,500

		$46,040,537

Building Materials — 2.3%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$5,300	$5,300,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	11,015	11,152,687
HD Supply, Inc., 7.50%, 7/15/20(1)	5,550	5,896,875
HD Supply, Inc., 8.125%, 4/15/19	4,110	4,623,750
HD Supply, Inc., 11.50%, 7/15/20	5,645	6,710,494

Security	Principal Amount (000’s omitted)	Value
Interface, Inc., 7.625%, 12/1/18	$3,155	$3,391,625
Interline Brands, Inc., 7.50%, 11/15/18	15,250	16,088,750
Interline Brands, Inc., 10.00%, 11/15/18(2)	17,150	18,607,750
Nortek, Inc., 8.50%, 4/15/21(1)	6,240	6,723,600
Nortek, Inc., 10.00%, 12/1/18	8,590	9,427,525
Rexel SA, 5.25%, 6/15/20(1)	13,925	13,925,000
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,785,075

		$106,633,131

Cable/Satellite TV — 3.7%
Cablevision Systems Corp., 5.875%, 9/15/22	$10,000	$10,000,000
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,923,238
CCO Holdings, LLC, 6.75%, 11/15/21	11,715	12,886,500
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	12,245	11,479,687
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	10,385	9,735,938
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	6,490	6,700,925
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	12,875	13,937,187
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,026,950
DISH DBS Corp., 5.875%, 7/15/22	18,270	18,315,675
DISH DBS Corp., 6.75%, 6/1/21	29,805	31,742,325
Lynx II Corp., 6.375%, 4/15/23(1)	5,935	6,120,469
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	3,091,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	14,620	14,291,050
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	11,875,025
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,448,750

		$171,574,719

Capital Goods — 1.0%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$9,585	$10,231,987
Belden, Inc., 5.50%, 9/1/22(1)	2,300	2,300,000
CNH Capital, LLC, 6.25%, 11/1/16	7,295	8,006,263
Harbinger Group, Inc., 7.875%, 7/15/19(1)	5,725	5,954,000
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	4,610	4,713,725
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,685,375
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	2,685	2,752,125
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	8,845	9,309,362

		$45,952,837

Chemicals — 2.1%
Ashland, Inc., 3.00%, 3/15/16(1)	$2,780	$2,828,650
Celanese US Holdings, LLC, 5.875%, 6/15/21	3,350	3,534,250
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,944,013
Chemtura Corp., 5.75%, 7/15/21	3,705	3,705,000
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	21,490,894
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,502,062
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,100,700
TPC Group, Inc., 8.75%, 12/15/20(1)	8,545	9,014,975
Tronox Finance, LLC, 6.375%, 8/15/20(1)	19,955	19,206,687
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	14,675	15,262,000

		$97,589,231

Consumer Products — 1.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$15,880	$16,515,200
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	10,690	11,144,325
Libbey Glass, Inc., 6.875%, 5/15/20	3,330	3,579,750

Security	Principal Amount (000’s omitted)	Value
Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	$4,525	$4,870,031
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	3,250	3,461,250
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	9,095	9,754,387
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,503,200
Spectrum Brands, Inc., 9.50%, 6/15/18	3,905	4,324,788
Sun Products Corp. (The), 7.75%, 3/15/21(1)	10,645	10,911,125
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	6,865	7,311,225

		$76,375,281

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$15,975	$15,775,312
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	11,485	12,174,100
BWAY Holding Co., 10.00%, 6/15/18	1,855	2,049,775
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	3,010	2,821,875
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,453,019
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,671,163
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,552,625
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	27,845	30,211,825
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,414,200

		$111,123,894

Diversified Financial Services — 3.7%
Air Lease Corp., 4.50%, 1/15/16	$30,740	$31,431,650
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,671,000
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	14,553	15,153,561
CIT Group, Inc., 4.25%, 8/15/17	8,165	8,379,331
CIT Group, Inc., 4.75%, 2/15/15(1)	9,250	9,573,750
CIT Group, Inc., 5.00%, 8/15/22	4,005	3,987,606
CIT Group, Inc., 5.25%, 3/15/18	2,775	2,962,313
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,338,750
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,037,987
E*TRADE Financial Corp., 6.00%, 11/15/17	1,645	1,719,025
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	5,994,013
International Lease Finance Corp., 5.65%, 6/1/14	2,985	3,070,819
International Lease Finance Corp., 8.25%, 12/15/20	16,365	18,983,400
International Lease Finance Corp., 8.625%, 9/15/15	8,915	9,906,794
International Lease Finance Corp., 8.625%, 1/15/22	9,855	11,752,087
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,165,875
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,616,775
SLM Corp., 7.25%, 1/25/22	2,155	2,295,075
SLM Corp., 8.00%, 3/25/20	10,785	12,065,719

		$168,105,530

Diversified Media — 2.0%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$9,694	$9,887,880
Catalina Marketing Corp., 11.625%, 10/1/17(1)	13,835	14,561,337
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	6,075	6,318,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	16,445	17,267,250
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,105,250
LBI Media, Inc., 10.00%, 4/15/19(1)	6,460	5,878,600
LBI Media, Inc., 13.50%, 4/15/20(1)(2)	814	293,148
Southern Graphics, Inc., 8.375%, 10/15/20(1)	10,365	10,883,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	12,964	13,612,200
WMG Acquisition Corp., 11.50%, 10/1/18	11,635	13,525,688

		$94,332,603

Security	Principal Amount (000’s omitted)	Value
Energy — 12.7%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,118,663
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	17,815	19,062,050
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,764,500
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	3,040	2,850,000
Atlas Pipeline Partners, LP, 4.75%, 11/15/21(1)	4,260	3,929,850
Atwood Oceanics, Inc., 6.50%, 2/1/20	5,075	5,430,250
Berry Petroleum Co., 6.375%, 9/15/22	32,065	32,866,625
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	7,930	8,167,900
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	2,902,900
Chesapeake Energy Corp., 5.75%, 3/15/23	6,425	6,489,250
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,386,125
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	3,875	3,933,125
Concho Resources, Inc., 5.50%, 4/1/23	21,960	22,014,900
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,084,750
Concho Resources, Inc., 7.00%, 1/15/21	5,535	6,116,175
Continental Resources, Inc., 4.50%, 4/15/23	10,570	10,305,750
Continental Resources, Inc., 5.00%, 9/15/22	16,125	16,286,250
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,564,800
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	10,510,000
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	15,640	15,092,600
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,895,175
Energy Transfer Equity, LP, 7.50%, 10/15/20	4,010	4,536,313
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	13,545	15,441,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	18,495	19,882,125
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,552,600
EPL Oil & Gas, Inc., 8.25%, 2/15/18	9,450	10,017,000
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,952,750
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	20,235	22,157,325
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,994,550
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,735,250
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	2,285	2,304,994
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	22,772,137
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	13,852,080
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	10,090,750
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,034,900
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,583,725
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	15,507,188
Oil States International, Inc., 6.50%, 6/1/19	9,420	10,126,500
Pacific Drilling SA, 5.375%, 6/1/20(1)	5,680	5,580,600
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	8,775,600
Plains Exploration & Production Co., 6.875%, 2/15/23	23,290	25,127,697
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,421,700
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,639,750
QEP Resources, Inc., 5.25%, 5/1/23	9,620	9,523,800
Range Resources Corp., 5.00%, 8/15/22	4,700	4,770,500
Range Resources Corp., 6.75%, 8/1/20	5,485	5,951,225
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,031,275
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,678,750
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	19,500	19,280,625
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	10,580	10,368,400
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	12,645	13,214,025
SandRidge Energy, Inc., 7.50%, 3/15/21	5,500	5,472,500
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,300,100
SESI, LLC, 6.375%, 5/1/19	11,995	12,714,700
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	5,335	5,521,725
SM Energy Co., 6.50%, 1/1/23	8,890	9,467,850

Security	Principal Amount (000’s omitted)	Value
Tesoro Corp., 5.375%, 10/1/22	$12,645	$12,581,775
Venoco, Inc., 11.50%, 10/1/17	1,870	1,996,225
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,943,125
WPX Energy, Inc., 6.00%, 1/15/22	21,835	22,326,287

		$584,001,359

Entertainment/Film — 0.8%
AMC Entertainment, Inc., 8.75%, 6/1/19	$6,845	$7,443,938
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,622,525
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	2,300	2,509,300
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,652,000
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,777,750
Regal Cinemas Corp., 8.625%, 7/15/19	2,660	2,899,400
Regal Entertainment Group, 9.125%, 8/15/18	6,186	6,866,460

		$34,771,373

Environmental — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$6,410	$6,778,575
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,961,625
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,238,139

		$19,978,339

Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$5,905	$6,170,725
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	8,631	8,659,321
B&G Foods, Inc., 4.625%, 6/1/21	3,710	3,594,063
Constellation Brands, Inc., 4.25%, 5/1/23	15,850	14,978,250
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,875,250
Michael Foods Group, Inc., 9.75%, 7/15/18	9,060	10,011,300
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	8,655	9,022,837
Post Holdings, Inc., 7.375%, 2/15/22(1)	2,080	2,241,200
Sun Merger Sub, Inc., 5.25%, 8/1/18(1)	3,775	3,793,875
Sun Merger Sub, Inc., 5.875%, 8/1/21(1)	2,695	2,708,475

		$64,055,296

Gaming — 4.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(2)(4)(5)(6)	$594	$563,969
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	11,355	3,747,150
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	23,650	20,575,500
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	16,260	15,192,937
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	8,315	8,663,191
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	9,295	8,737,300
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	922	927,763
MGM Resorts International, 5.875%, 2/27/14	9,340	9,573,500
MGM Resorts International, 6.625%, 12/15/21	7,900	8,344,375
MGM Resorts International, 7.75%, 3/15/22	24,755	27,539,937
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	10,945	10,972,363
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	8,200	8,138,500
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	6,091,781
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	9,000	8,819,100
Station Casinos, LLC, 7.50%, 3/1/21	13,965	14,663,250
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	29,340	31,247,100
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	2,700	2,588,625
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	8,651,325
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(5)	6,407	3,167,111
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,565,300

		$204,770,077

Security	Principal Amount (000’s omitted)	Value
Health Care — 10.2%
Accellent, Inc., 8.375%, 2/1/17	$11,860	$12,393,700
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	9,999	10,948,905
Alere, Inc., 6.50%, 6/15/20(1)	5,330	5,469,913
Alere, Inc., 8.625%, 10/1/18	7,215	7,828,275
Amsurg Corp., 5.625%, 11/30/20	4,055	4,156,375
Bausch & Lomb, Inc., 9.875%, 11/1/15	7,136	7,367,920
Biomet, Inc., 6.50%, 8/1/20	21,970	23,178,350
Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,014,350
Community Health Systems, Inc., 7.125%, 7/15/20	13,450	13,786,250
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	21,707,300
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	19,765	20,110,887
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	7,310	8,022,725
Emergency Medical Services Corp., 8.125%, 6/1/19	4,565	4,975,850
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	4,473	4,696,650
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	1,280	1,340,800
Envision Healthcare Holdings, Inc., 9.25%, 10/1/17(1)(2)	11,190	11,483,737
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,781,406
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,633,900
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	4,108,775
HCA Holdings, Inc., 6.25%, 2/15/21	14,365	14,939,600
HCA, Inc., 6.50%, 2/15/20	13,565	14,989,325
HCA, Inc., 7.50%, 2/15/22	10,400	11,752,000
Hologic, Inc., 6.25%, 8/1/20	27,285	29,024,419
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,951,525
INC Research, LLC, 11.50%, 7/15/19(1)	6,435	6,885,450
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	20,735,325
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	26,325	26,983,125
MultiPlan, Inc., 9.875%, 9/1/18(1)	12,245	13,622,562
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	27,228,900
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,248	10,311,520
Polymer Group, Inc., 7.75%, 2/1/19	6,490	6,960,525
ResCare, Inc., 10.75%, 1/15/19	9,675	10,836,000
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,676,400
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,050,125
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,428,438
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	28,910	29,994,125
VPII Escrow Corp., 7.50%, 7/15/21(1)	10,730	11,561,575
VWR Funding, Inc., 7.25%, 9/15/17	7,580	7,959,000
Warner Chilcott Co., LLC, 7.75%, 9/15/18	9,775	10,764,719

		$467,660,726

Homebuilders/Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,267,137
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	10,555	11,307,044

		$21,574,181

Hotels — 0.0%(8)
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$2,180	$2,147,300

		$2,147,300

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$8,110	$8,312,750
Hub International, Ltd., 8.125%, 10/15/18(1)	8,565	9,143,138
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	18,795	18,982,950

		$36,438,838

Leisure — 1.0%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$5,080	$5,092,700
Royal Caribbean Cruises, 6.875%, 12/1/13	4,095	4,176,900
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,458,125
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	5,026,550
Royal Caribbean Cruises, 11.875%, 7/15/15	1,975	2,335,437
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,179,275
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	9,980	11,052,850

		$47,321,837

Metals/Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$19,980,325
IAMGOLD Corp., 6.75%, 10/1/20(1)	12,390	10,593,450
Inmet Mining Corp., 7.50%, 6/1/21(1)	3,420	3,437,100
Inmet Mining Corp., 8.75%, 6/1/20(1)	5,615	5,923,825
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,141,375
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,360,963
Novelis, Inc., 8.375%, 12/15/17	4,800	5,196,000
Novelis, Inc., 8.75%, 12/15/20	9,225	10,216,687
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	13,250	13,647,500
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	1,675	1,742,000
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,036,800
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	5,069,900

		$91,345,925

Paper — 0.4%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$1,805	$1,949,400
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	7,295	7,741,819
Domtar Corp., 10.75%, 6/1/17	8,205	10,282,785

		$19,974,004

Publishing/Printing — 0.4%
Gannett Co., Inc., 5.125%, 7/15/20(1)	$1,290	$1,293,225
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	15,840	16,711,200

		$18,004,425

Railroad — 0.1%
Kansas City Southern Mexico, 6.125%, 6/15/21	$466	$525,415
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,403,475

		$5,928,890

Restaurants — 0.5%
DineEquity, Inc., 9.50%, 10/30/18	$1,575	$1,783,703
NPC International, Inc., 10.50%, 1/15/20	16,985	19,575,213

		$21,358,916

Security	Principal Amount (000’s omitted)	Value
Services — 5.8%
Aramark Corp., 5.75%, 3/15/20(1)	$5,525	$5,773,625
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	5,720	6,277,700
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	23,583,119
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	16,390	17,066,087
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(4)	7,987	8,546,539
FTI Consulting, Inc., 6.00%, 11/15/22	6,965	7,165,244
Hertz Corp. (The), 6.25%, 10/15/22	6,325	6,736,125
Hertz Corp. (The), 7.50%, 10/15/18	9,637	10,528,422
Laureate Education, Inc., 9.25%, 9/1/19(1)	77,340	84,300,600
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,341,388
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	4,495	5,124,300
ServiceMaster Co., 8.00%, 2/15/20	5,145	5,054,963
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(2)	13,085	14,050,019
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	16,720	18,224,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	14,572,162
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	20,245,100
United Rentals North America, Inc., 7.625%, 4/15/22	15,840	17,740,800
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,934,875

		$269,265,868

Steel — 0.3%
AK Steel Corp., 8.75%, 12/1/18(1)	$5,800	$6,169,750
ArcelorMittal, 6.75%, 2/25/22	3,775	3,926,000
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	3,160	3,160,000

		$13,255,750

Super Retail — 6.9%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$13,618,125
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	12,270	12,730,125
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	7,920	8,078,400
Claire’s Stores, Inc., 7.75%, 6/1/20(1)	6,495	6,576,188
Claire’s Stores, Inc., 8.875%, 3/15/19	2,770	2,991,600
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	16,525	18,693,906
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,224,278
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	12,470	13,436,425
Hot Topic, Inc., 9.25%, 6/15/21(1)	19,970	20,868,650
L Brands, Inc., 6.625%, 4/1/21	26,680	29,481,400
L Brands, Inc., 8.50%, 6/15/19	12,810	15,243,900
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	28,175	28,597,625
Michaels Stores, Inc., 7.75%, 11/1/18	5,485	5,971,794
Michaels Stores, Inc., 11.375%, 11/1/16	2,965	3,098,455
Netflix, Inc., 5.375%, 2/1/21(1)	1,695	1,720,425
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	20,104,875
Pantry, Inc., 8.375%, 8/1/20	8,100	8,788,500
Party City Holdings, Inc., 8.875%, 8/1/20(1)	18,585	20,443,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,176,062
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	25,810	26,584,300
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,362,875
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	23,795	24,865,775

		$315,657,183

Security	Principal Amount (000’s omitted)	Value
Technology — 4.7%
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	$20,875	$20,875,000
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	11,954,250
Avaya, Inc., 10.125%, 11/1/15(1)	1	503
Avaya, Inc., 10.50%, 3/1/21(1)	16,704	12,903,662
Ceridian Corp., 11.00%, 3/15/21(1)	2,705	3,110,750
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,145,000
CommScope, Inc., 8.25%, 1/15/19(1)	4,540	5,005,350
First Data Corp., 6.75%, 11/1/20(1)	18,385	19,281,269
First Data Corp., 7.375%, 6/15/19(1)	13,365	14,100,075
First Data Corp., 10.625%, 6/15/21(1)	10,830	11,046,600
First Data Corp., 11.25%, 1/15/21(1)	10,830	11,263,200
Infor US, Inc., 9.375%, 4/1/19	21,375	23,993,437
Lender Processing Services, Inc., 5.75%, 4/15/23	5,245	5,638,375
NCR Corp., 5.00%, 7/15/22	5,440	5,290,400
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	13,979,700
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,651,413
Seagate HDD Cayman, 7.00%, 11/1/21	11,895	12,995,288
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	27,095	30,007,712

		$214,241,984

Telecommunications — 7.1%
Crown Castle International Corp., 5.25%, 1/15/23	$3,415	$3,304,013
Digicel Group, Ltd., 10.50%, 4/15/18(1)	6,915	7,537,350
Digicel, Ltd., 6.00%, 4/15/21(1)	11,175	10,979,437
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,669,150
Equinix, Inc., 7.00%, 7/15/21	4,815	5,290,481
Frontier Communications Corp., 7.625%, 4/15/24	7,910	8,028,650
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	13,904,187
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,353,500
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	23,765	25,101,781
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	18,125	19,552,344
iPCS, Inc., 3.516%, 5/1/14(2)(3)	9,510	9,521,888
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	15,765	16,139,419
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	18,960	19,410,300
NII International Telecom SCA, 7.875%, 8/15/19(1)	10,610	10,238,650
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,133,688
SBA Telecommunications, Inc., 5.75%, 7/15/20	9,585	9,848,587
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,925,963
Softbank Corp., 4.50%, 4/15/20(1)	26,305	25,456,664
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,353,000
Sprint Nextel Corp., 6.00%, 12/1/16	3,355	3,573,075
Sprint Nextel Corp., 6.00%, 11/15/22	6,820	6,598,350
Sprint Nextel Corp., 7.00%, 8/15/20	17,935	18,988,681
Sprint Nextel Corp., 9.00%, 11/15/18(1)	28,115	33,386,562
Sprint Nextel Corp., 9.125%, 3/1/17	5,150	5,961,125
Sprint Nextel Corp., 9.25%, 4/15/22	2,000	2,400,000
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	17,731	18,255,611
Windstream Corp., 7.50%, 6/1/22	1,715	1,775,025
Windstream Corp., 7.75%, 10/1/21	13,500	14,445,000
Windstream Corp., 8.125%, 9/1/18	2,565	2,744,550

		$325,877,031

Security	Principal Amount (000’s omitted)	Value
Textiles/Apparel — 0.7%
Levi Strauss & Co., 6.875%, 5/1/22	$6,550	$7,237,750
Phillips-Van Heusen Corp., 7.75%, 11/15/23(5)	13,090	16,228,746
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	1,565	1,643,250
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20(1)	1,055	1,094,563
SIWF Merger Sub, Inc., 6.25%, 6/1/21(1)	8,105	8,125,262

		$34,329,571

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, 8.375%, 12/1/17(1)	$7,720	$7,797,200
CEVA Group PLC, 11.625%, 10/1/16(1)	5,900	6,091,750

		$13,888,950

Utilities — 1.3%
AES Corp. (The), 4.875%, 5/15/23	$1,175	$1,119,187
Calpine Corp., 7.50%, 2/15/21(1)	15,394	16,548,550
Edison Mission Energy, 7.50%, 6/15/13(14)	12,200	7,472,500
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	3,870	3,966,750
NRG Energy, Inc., 7.875%, 5/15/21	7,300	8,066,500
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,515,875
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	12,585	9,501,675

		$59,191,037

Total Corporate Bonds & Notes (identified cost $3,838,943,919)		$3,995,614,596

Senior Floating-Rate Interests — 8.2%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 12/19/17	$10,249	$10,389,417

		$10,389,417

Automotive & Auto Parts — 0.2%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/27/20	$3,500	$3,530,538
Navistar International Corporation, Term Loan, 5.75%, Maturing 8/17/17	6,616	6,743,191

		$10,273,729

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$14,809	$14,806,833
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	6,400	6,487,501

		$21,294,334

Consumer Products — 0.8%
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	$19,900	$20,097,229
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	16,060	16,079,825

		$36,177,054

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$9,300	$9,329,063

		$9,329,063

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,600	$9,642,000

		$9,642,000

Energy — 0.4%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$17,500	$17,534,632

		$17,534,632

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,700,688

		$6,700,688

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,600	$4,738,000

		$4,738,000

Health Care — 1.0%
Air Medical Group Holdings, Inc., Term Loan, 6.50%, Maturing 6/30/18	$3,980	$4,074,525
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	12,990	13,062,782
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	7,920	7,968,241
Multiplan, Inc., Term Loan, 4.00%, Maturing 8/25/17	13,958	14,074,033
Patheon, Inc., Term Loan, 7.25%, Maturing 12/6/18	4,963	5,055,547
Rural/Metro Corporation, Term Loan, 5.75%, Maturing 6/29/18	3,300	3,025,687

		$47,260,815

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 4.75%, Maturing 12/21/18	$15,721	$15,858,559

		$15,858,559

Metals/Mining — 0.5%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$21,595	$21,793,471

		$21,793,471

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$9,975	$10,043,578

		$10,043,578

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, Maturing 7/2/21(10)	$14,600	$14,901,125
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	15,196	13,589,174
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	2,984	2,819,524

		$31,309,823

Super Retail — 0.6%
JC Penney Corp., Inc., Term Loan, 6.00%, Maturing 5/21/18	$25,300	$25,537,187

		$25,537,187

Technology — 0.2%
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	$7,500	$7,678,125

		$7,678,125

Telecommunications — 1.7%
Asurion LLC, Term Loan, Maturing 7/8/20(10)	$7,300	$7,163,694
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	22,388	22,419,492
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	47,003,250

		$76,586,436

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$1,774	$1,687,684
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	3,890	3,700,071
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	1,991	1,883,902

		$7,271,657

Utilities — 0.1%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.72%, Maturing 10/10/17	$8,564	$6,028,251

		$6,028,251

Total Senior Floating-Rate Interests (identified cost $368,652,856)		$375,446,819

Convertible Bonds — 0.0%(8)

Security	Principal Amount (000’s omitted)	Value
Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(6)	$42	$23,268

		$23,268

Total Convertible Bonds (identified cost $0)		$23,268

Common Stocks — 0.4%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(5)(6)(11)	6,997	$9,184,892

		$9,184,892

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(6)(11)	3,400	$31,518

		$31,518

Energy — 0.1%
Chesapeake Energy Corp.	81,900	$1,908,270

		$1,908,270

Gaming — 0.0%(8)
Greektown Superholdings, Inc.(11)	1,365	$109,200
New Cotai Participation Corp., Class B(5)(6)(11)	36	1,111,500

		$1,220,700

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$5,661,658

		$5,661,658

Total Common Stocks (identified cost $7,395,910)		$18,007,038

Convertible Preferred Stocks — 0.9%

Security	Shares	Value
Energy — 0.5%
Chesapeake Energy Corp., 4.50%	52,348	$4,810,781
Chesapeake Energy Corp., 5.75%(1)	15,515	17,099,469

		$21,910,250

Health Care — 0.4%
Alere, Inc., 3.00%	65,404	$17,773,537

		$17,773,537

Total Convertible Preferred Stocks (identified cost $37,187,191)		$39,683,787

Preferred Stocks — 0.3%

Security	Shares	Value
Banks & Thrifts — 0.3%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	452,465	$12,012,946

		$12,012,946

Total Preferred Stocks (identified cost $11,410,043)		$12,012,946

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(11)	10,260,000	$89,775
Adelphia, Inc., Escrow Certificate(11)	5,085,000	44,494
Adelphia Recovery Trust(5)(11)	14,818,854	0

		$134,269

Energy — 0.0%(8)
SemGroup Corp., Escrow Certificate(11)	10,225,000	$204,500

		$204,500

Gaming — 0.2%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	8,520	$5,112,000
PGP Investors, LLC, Membership Interests(5)(6)(11)	17,143	6,000,001

		$11,112,001

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(11)	4,050,000	$182,250

		$182,250

Total Miscellaneous (identified cost $19,769,703)		$11,633,020

Warrants — 0.0%(8)

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(11)	27,849	$906,763

		$906,763

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$808,375

		$808,375

Total Warrants (identified cost $278)		$1,715,138

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$78,175	$78,174,913

Total Short-Term Investments (identified cost $78,174,913)		$78,174,913

Value

Total Investments — 98.5% (identified cost $4,361,534,813)	$4,532,311,525

Other Assets, Less Liabilities — 1.5%	$69,970,945

Net Assets — 100.0%	$4,602,282,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $1,827,447,439 or 39.7% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2013.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Restricted security.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05%.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $106,106.

(14)	Defaulted matured bond.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,376,199,356

Gross unrealized appreciation	$213,868,257
Gross unrealized depreciation	(57,756,088)

Net unrealized appreciation	$156,112,169

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$594,340	$515,029	$563,969

Total Corporate Bonds & Notes			$515,029	$563,969

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	42,000	$0	$23,268

Total Convertible Bonds			$0	$23,268

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$31,518
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	9,184,892

Total Common Stocks			$5,138,965	$10,327,910

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$5,112,000
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$11,112,001

Total Restricted Securities			$11,803,094	$22,027,148

A summary of open financial instruments at July 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$293,736	$64,465	$358,201
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	717,445	(112,297)	605,148
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	550,089	(5,464)	544,625
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	512,455	(107,800)	404,655
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	512,455	(192,929)	319,526
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,086,426	(270,866)	815,560
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	512,454	(124,848)	387,606
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,086,426	(200,655)	885,771

Total			$40,350				$5,271,486	$(950,394)	$4,321,092

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
CME Group, Inc.	Markit CDX North America High Yield Index	$2,000	5.00	%(1)	6/20/18	3.72%	$98,090	$(123,164)	$(25,074)

Total		$2,000					$98,090	$(123,164)	$(25,074)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,350,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $5,369,576.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$3,975,654,770	$19,959,826	$3,995,614,596
Senior Floating-Rate Interests	—	375,446,819	—	375,446,819
Convertible Bonds	—	—	23,268	23,268
Common Stocks	7,569,928	109,200	10,327,910	18,007,038
Convertible Preferred Stocks	4,810,781	34,873,006	—	39,683,787
Preferred Stocks	12,012,946	—	—	12,012,946
Miscellaneous	—	5,633,019	6,000,001	11,633,020
Warrants	—	1,715,138	—	1,715,138
Short-Term Investments	—	78,174,913	—	78,174,913
Total Investments	$24,393,655	$4,471,606,865	$36,311,005	$4,532,311,525
Swap Contracts	$—	$5,369,576	$—	$5,369,576
Total	$24,393,655	$4,476,976,441	$36,311,005	$4,537,681,101

*	None of the unoberservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013